Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash	$ 2,004,625	$ 4,809,040
Short-term investments	706,226	1,101,317
Accounts receivable	1,853,041	1,673,764
Accounts receivable - related parties	1,013,135	1,051,718
Other receivables	213,252	206,831
Loans receivable - related party	1,647,858
Prepaid expenses	1,278,133	265,138
Deferred offering costs		700,094
Total current assets	8,716,270	9,807,902
PROPERTY AND EQUIPMENT, NET	223,385	135,682
OTHER ASSETS
Long-term security deposits	384,860
Acquisition prepayment	2,447,259	416,761
Intangible asset, net	10,241
Long-term prepaid expenses	2,247,872
Deferred tax assets, net	347,195	782,911
Total other assets	5,437,427	1,199,672
Total assets	14,377,082	11,143,256
CURRENT LIABILITIES
Customer deposits		250,529
Other payables and accrued liabilities	808,328	677,215
Other payables - related party		196,300
Deferred revenues	227,622	303,637
Taxes payable	10,512	356,440
Current portion of long-term debt	315,983	302,001
Total current liabilities	1,362,445	2,086,122
LONG-TERM DEBT	1,206,565	1,208,003
Total liabilities	2,569,010	3,294,125
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred shares, $0.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2019 and June 30, 2018
Ordinary shares, $0.001 par value, 49,000,000 shares authorized, 11,507,558 and 10,000,000 shares issued and outstanding as of June 30, 2019 and June 30, 2018, respectively	11,508	10,000
Additional paid-in capital	21,911,045	14,613,119
Accumulated deficit	(9,221,341)	(6,764,155)
Accumulated other comprehensive loss	(251,958)	(7,320)
Total shareholders' equity attributable to controlling shareholders	12,449,254	7,851,644
Noncontrolling interests	(641,182)	(2,513)
Total shareholders' equity	11,808,072	7,849,131
Total liabilities and shareholders' equity	$ 14,377,082	$ 11,143,256